Goodwill and Other Intangible Assets (Schedule of Goodwill Impairment Losses by Reporting Units) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2010	Mar. 31, 2009
Impairment loss	¥ 461	¥ 845,842
Integrated Retail Banking Business Group [Member] | BTMU Retail [Member]
Impairment loss		636,322
Integrated Retail Banking Business Group [Member] | Mitsubishi UFJ NICOS Retail [Member]
Impairment loss		193,579
Integrated Corporate Banking Business Group - Domestic [Member] | BTMU Corporate [Member]
Impairment loss	461
Integrated Corporate Banking Business Group - Domestic [Member] | MUSHD Corporate [Member]
Impairment loss		1,206
Integrated Trust Assets Business Group [Member] | MUTB Trust [Member]
Impairment loss		¥ 14,735